Selling, General and Administrative expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Selling, General and Administrative expenses
Increase (Decrease) in selling general and administrative expenses	€ 19,800		€ 6,800
Percentage increase (decrease) in selling, general and administrative expenses.	69.60%		31.20%
Selling, general and administrative expenses	€ 48,261	€ 28,461	€ 21,687
Selling, General and Administrative expenses | Constructive obligation
Selling, General and Administrative expenses
Consulting and contractors' fees		€ 700
Provisions	€ 700